LIABILITIES FOR EMPLOYEE SEVERANCE PAY, NET	12 Months Ended
Dec. 31, 2022
LIABILITIES FOR EMPLOYEE SEVERANCE PAY, NET
LIABILITIES FOR EMPLOYEE SEVERANCE PAY, NET:

NOTE 10 — LIABILITIES FOR EMPLOYEE SEVERANCE PAY, NET:

On May 7, 2006, an extension order in Israel came into force in the manufacturing industry (hereinafter - the “Extension Order”) which applied Section 14 of the Severance Pay Law. Thus, Israeli employees who began their work after May 7, 2006, will receive comprehensive pension insurance. The section also grants employees the right to receive, both in the event of dismissal and in the event of resignation, the component of severance pay, which has been accrued in the funds the Company has created for him/her. On the other hand, the arrangement in Section 14 of the Israeli Severance Pay Law releases the company from the obligation to complement fund contributions if the amount accumulated in the funds does not reflect the amount of severance pay due to the employee under law. The Company applies Section 14 of the Severance Pay Law to its Israeli employees.